Deferred Compensation (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred compensation	$ 282,500	$ 252,500	$ 192,500
October 2016 Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of earned deferred compensation	20.00%	20.00%
October 2016 Note Purchase Agreement [Member] | Non-current Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of earned deferred compensation	20.00%	20.00%
Cumulative funding to be received	$ 5,000,000	$ 5,000,000
Separation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred compensation forfeited and written off			$ 379,167